Stock Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
		Nov. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense related to unvested options				$ 0
Stock-based compensation expense				$ 2,505	$ 1,830
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value				$ 0.33	$ 0.27
Options exercisable, aggregate intrinsic value	[1]			$ 107,029
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value				$ 956
Weighted average remaining contractual term				8 years 1 month 6 days	8 years 1 month 6 days
Share-based payment arrangement, nonvested award, cost not yet recognized, amount				$ 7,300	$ 6,400
Sale of stock, number of shares issued in transaction		1,300,000
Sale of stock net consideration received on the transaction		$ 1,300		50,000
Additional paid-in capital		1,000		9,159	5,871
Payments of stock issuance costs		$ 300
Proceeds from exercise of stock options				1,538	466
Stock based compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				0	0
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value				$ 2,300	$ 1,600
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense, period for recognition					3 years 1 month 13 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense, period for recognition				2 years 8 months 23 days
Performance Based Stock Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (shares)						900,000
2011 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, period in force			10 years	10 years
Annual increase to shares available for grant under the plan as percentage of shares outstanding at prior year end (percent)				110.00%
Vesting period				4 years
Stock repurchase program, authorized amount				$ 66,500	$ 58,200
2011 Stock Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase to shares available for grant under the plan as percentage of shares outstanding at prior year end (percent)				100.00%
Vesting period				12 months
2011 Stock Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase to shares available for grant under the plan as percentage of shares outstanding at prior year end (percent)				10.00%
Vesting period				3 months
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (shares)				1,900,000
2021 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (shares)					1,400,000
Stock option activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, aggregate intrinsic value				$ 3,600	$ 900

[1]	As corrected to reflect the common stock fair market value per share as of December 31, 2020.